UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Value Index Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)
COMMON STOCKS (100.0%)

Auto & Transportation (1.9%)
Burlington Northern Santa Fe Corp.	395,832	$21,347
Ford Motor Co.	1,851,925	20,982
Union Pacific Corp.	259,666	18,099
General Motors Corp.	535,256	15,731
Norfolk Southern Corp.	416,943	15,448
CSX Corp.	226,482	9,433
Genuine Parts Co.	184,059	8,005
Lear Corp.	70,699	3,136
Delphi Corp.	531,510	2,381
Dana Corp.	157,511	2,015
* TRW Automotive Holdings Corp.	28,664	557

		117,134

Consumer Discretionary (8.4%)
* Time Warner, Inc.	4,643,231	81,489
The Walt Disney Co.	2,163,670	62,162
Viacom Inc. Class B	1,574,285	54,832
McDonald's Corp.	1,323,658	41,219
Kimberly-Clark Corp.	513,539	33,755
Gannett Co., Inc.	268,722	21,251
J.C. Penney Co., Inc. (Holding Co.)	300,632	15,609
Cendant Corp.	720,452	14,798
Starwood Hotels & Resorts Worldwide, Inc.	218,341	13,107
Federated Department Stores, Inc.	178,156	11,338
May Department Stores Co.	292,056	10,812
Eastman Kodak Co.	301,947	9,828
Limited Brands, Inc.	358,747	8,718
Waste Management, Inc.	301,218	8,690
* Office Depot, Inc.	329,274	7,303
R.R. Donnelley & Sons Co.	213,798	6,760
Newell Rubbermaid, Inc.	289,621	6,354
Clear Channel Communications, Inc.	179,735	6,195
Nordstrom, Inc.	110,726	6,132
Tribune Co.	152,405	6,076
* Caesars Entertainment, Inc.	296,703	5,872
* Toys R Us, Inc.	226,537	5,836
VF Corp.	93,671	5,540
Leggett & Platt, Inc.	191,219	5,522
Knight Ridder	81,221	5,462
* Sears Holdings Corp.	38,353	5,107
Foot Locker, Inc.	164,355	4,816
Whirlpool Corp.	70,055	4,745
Wendy's International, Inc.	113,766	4,441
Jones Apparel Group, Inc.	128,671	4,309
ServiceMaster Co.	306,577	4,139
The Stanley Works	86,167	3,901
* AutoNation, Inc.	194,901	3,691
Hasbro, Inc.	167,291	3,421
International Flavors & Fragrances, Inc.	84,257	3,328
Sabre Holdings Corp.	142,570	3,119
Belo Corp. Class A	104,135	2,514
* Convergys Corp.	148,762	2,221
Reebok International Ltd.	48,880	2,165
New York Times Co. Class A	50,429	1,845
* Allied Waste Industries, Inc.	243,397	1,779
* Rent-A-Center, Inc.	41,468	1,133
The McClatchy Co. Class A	13,880	1,029
Hearst-Argyle Television Inc.	26,778	683
Regal Entertainment Group Class A	19,267	405
The News Corp., Inc.	612	10

		513,461

Consumer Staples (5.4%)
Altria Group, Inc.	2,161,523	141,342
The Coca-Cola Co.	1,146,312	47,767
Sara Lee Corp.	826,322	18,311
General Mills, Inc.	345,386	16,976
ConAgra Foods, Inc.	541,572	14,633
H.J. Heinz Co.	367,771	13,549
Kraft Foods Inc.	278,821	9,215
UST, Inc.	174,184	9,005
* Safeway, Inc.	471,196	8,731
Reynolds American Inc.	93,395	7,527
Albertson's, Inc.	329,761	6,810
Molson Coors Brewing Co. Cass B	71,494	5,517
* Constellation Brands, Inc. Class A	101,206	5,351
SuperValu Inc.	141,090	4,705
Tyson Foods, Inc.	238,322	3,975
* Smithfield Foods, Inc.	93,670	2,955
J.M. Smucker Co.	58,278	2,931
Hormel Foods Corp.	80,523	2,505
Campbell Soup Co.	82,848	2,404
Carolina Group	71,465	2,366
PepsiAmericas, Inc.	72,862	1,651
Brown-Forman Corp. Class B	14,305	783

		329,009

Financial Services (33.3%)
Citigroup, Inc.	5,465,215	245,607
Bank of America Corp.	4,253,563	187,582
JPMorgan Chase & Co.	3,751,133	129,789
Wells Fargo & Co.	1,781,761	106,549
Wachovia Corp.	1,689,041	85,989
Morgan Stanley	1,037,440	59,393
U.S. Bancorp	1,966,307	56,669
Fannie Mae	1,019,345	55,503
Merrill Lynch & Co., Inc.	928,935	52,578
Freddie Mac	725,212	45,833
American International Group, Inc.	815,798	45,203
Allstate Corp.	686,370	37,105
The Goldman Sachs Group, Inc.	331,402	36,451
Washington Mutual, Inc.	912,866	36,058
Prudential Financial, Inc.	538,042	30,884
Metropolitan Life Insurance Co.	783,599	30,639
SunTrust Banks, Inc.	370,898	26,731
St. Paul Travelers Cos., Inc.	704,941	25,893
The Bank of New York Co., Inc.	817,892	23,760
BB&T Corp.	581,624	22,730
Lehman Brothers Holdings, Inc.	241,164	22,708
National City Corp.	655,560	21,961
MBNA Corp.	830,648	20,392
Marsh & McLennan Cos., Inc.	527,073	16,034
The Chubb Corp.	201,706	15,989
State Street Corp.	351,054	15,348
PNC Financial Services Group	297,631	15,322
Regions Financial Corp.	464,862	15,062
The Hartford Financial Services Group Inc.	201,026	13,782
Simon Property Group, Inc. REIT	221,959	13,446
KeyCorp	406,748	13,199
Countrywide Financial Corp.	397,243	12,895
Equity Office Properties Trust REIT	424,553	12,792
Mellon Financial Corp.	445,898	12,726
CIGNA Corp.	141,426	12,629
The Principal Financial Group, Inc.	323,199	12,440
North Fork Bancorp, Inc.	445,942	12,370
ACE Ltd.	299,269	12,351
XL Capital Ltd. Class A	146,162	10,578
Bear Stearns Co., Inc.	103,375	10,327
Comerica, Inc.	179,557	9,890
AmSouth Bancorp	373,931	9,704
Equity Residential REIT	297,801	9,592
Loews Corp.	126,984	9,338
Sovereign Bancorp, Inc.	392,495	8,698
Marshall & Ilsley Corp.	203,386	8,491
CIT Group Inc.	221,595	8,421
Vornado Realty Trust REIT	120,757	8,365
Lincoln National Corp.	183,896	8,301
General Growth Properties Inc. REIT	234,560	7,999
MBIA, Inc.	148,197	7,748
M & T Bank Corp.	73,501	7,502
ProLogis REIT	193,823	7,191
Archstone-Smith Trust REIT	208,008	7,095
Jefferson-Pilot Corp.	143,961	7,061
Plum Creek Timber Co. Inc. REIT	193,137	6,895
Genworth Financial Inc.	239,277	6,585
Boston Properties, Inc. REIT	109,308	6,584
Cincinnati Financial Corp.	150,633	6,569
SAFECO Corp.	133,631	6,509
Popular, Inc.	266,515	6,482
Aon Corp.	283,541	6,476
MGIC Investment Corp.	101,998	6,290
Zions Bancorp	89,778	6,196
Torchmark Corp.	113,871	5,944
Compass Bancshares Inc.	129,154	5,864
Golden West Financial Corp.	95,687	5,789
Huntington Bancshares Inc.	231,221	5,526
Fidelity National Financial, Inc.	167,221	5,508
Kimco Realty Corp. REIT	100,448	5,414
* Providian Financial Corp.	309,000	5,302
Avalonbay Communities, Inc. REIT	76,205	5,097
UnumProvident Corp.	296,909	5,053
Public Storage, Inc. REIT	88,522	5,040
First Horizon National Corp.	123,233	5,027
Hibernia Corp. Class A	155,381	4,974
Radian Group, Inc.	96,773	4,620
New York Community Bancorp, Inc.	251,605	4,569
Duke Realty Corp. REIT	150,243	4,485
Developers Diversified Realty Corp. REIT	107,771	4,284
Ambac Financial Group, Inc.	57,189	4,275
Mercantile Bankshares Corp.	83,450	4,244
Old Republic International Corp.	182,011	4,239
Assurant, Inc.	125,356	4,225
iStar Financial Inc. REIT	99,659	4,104
Associated Banc-Corp	129,628	4,048
The PMI Group Inc.	100,213	3,809
UnionBanCal Corp.	61,063	3,740
Apartment Investment & Management Co. Class A REIT	99,725	3,710
Allied Capital Corp.	139,832	3,650
A.G. Edwards & Sons, Inc.	81,038	3,631
PartnerRe Ltd.	55,838	3,607
Liberty Property Trust REIT	89,951	3,513
Regency Centers Corp. REIT	70,354	3,351
The Macerich Co. REIT	62,476	3,329
AMB Property Corp. REIT	87,485	3,307
Health Care Properties Investors REIT	139,914	3,284
Everest Re Group, Ltd.	38,527	3,279
Weingarten Realty Investors REIT	89,129	3,076
Commerce Bancshares, Inc.	62,512	3,013
Independence Community Bank Corp.	75,900	2,960
Fulton Financial Corp.	132,894	2,896
Arthur J. Gallagher & Co.	96,987	2,793
Protective Life Corp.	69,613	2,736
Hospitality Properties Trust REIT	67,139	2,711
New Plan Excel Realty Trust REIT	107,949	2,711
Leucadia National Corp.	78,456	2,695
Astoria Financial Corp.	105,470	2,668
* TD Banknorth, Inc.	84,714	2,646
White Mountains Insurance Group Inc.	4,255	2,589
W.R. Berkley Corp.	51,630	2,561
Valley National Bancorp	98,972	2,552
Bank of Hawaii Corp.	55,820	2,526
Axis Capital Holdings Ltd.	90,219	2,440
Unitrin, Inc.	50,717	2,303
Wilmington Trust Corp.	63,773	2,238
Friedman, Billings, Ramsey Group, Inc. REIT	136,518	2,167
Nationwide Financial Services, Inc.	59,288	2,128
Deluxe Corp.	52,637	2,098
RenaissanceRe Holdings Ltd.	43,707	2,041
Montpelier Re Holdings Ltd.	55,196	1,940
Transatlantic Holdings, Inc.	27,715	1,835
Mercury General Corp.	28,779	1,590
* BOK Financial Corp.	21,702	883
Capitol Federal Financial	23,502	814
Doral Financial Corp.	33,990	744
Student Loan Corp.	2,092	437

		2,031,911

Health Care (5.0%)
Merck & Co., Inc.	2,335,307	75,594
Wyeth	1,405,035	59,264
Bristol-Myers Squibb Co.	2,048,932	52,166
Abbott Laboratories	779,086	36,321
Baxter International, Inc.	648,986	22,053
* WellPoint Inc.	109,434	13,718
Aetna Inc.	155,472	11,653
McKesson Corp.	190,847	7,204
* Tenet Healthcare Corp.	491,830	5,671
* Humana Inc.	159,370	5,090
AmerisourceBergen Corp.	77,042	4,414
* Triad Hospitals, Inc.	80,987	4,057
Omnicare, Inc.	71,158	2,523
* King Pharmaceuticals, Inc.	254,106	2,112
* PacifiCare Health Systems, Inc.	31,040	1,767
* Health Net Inc.	40,635	1,329

		304,936

Integrated Oils (11.3%)
ExxonMobil Corp.	6,793,692	404,904
ChevronTexaco Corp.	2,231,087	130,095
ConocoPhillips Co.	690,440	74,457
Occidental Petroleum Corp.	415,608	29,579
Marathon Oil Corp.	364,874	17,120
Unocal Corp.	277,091	17,094
Amerada Hess Corp.	86,934	8,364
Murphy Oil Corp.	56,662	5,594

		687,207

Other Energy (2.3%)
Devon Energy Corp.	483,486	23,086
Anadarko Petroleum Corp.	260,385	19,815
Valero Energy Corp.	270,230	19,800
Kerr-McGee Corp.	143,665	11,253
Williams Cos., Inc.	585,836	11,020
Sunoco, Inc.	77,129	7,984
Apache Corp.	120,491	7,378
El Paso Corp.	678,001	7,173
Peabody Energy Corp.	136,178	6,313
Chesapeake Energy Corp.	270,331	5,931
* Newfield Exploration Co.	62,375	4,632
EOG Resources, Inc.	87,362	4,258
Noble Energy, Inc.	58,699	3,993
Premcor, Inc.	65,846	3,930
Pogo Producing Co.	64,614	3,182
* NRG Energy	83,924	2,866

		142,614

Materials & Processing (5.7%)
E.I. du Pont de Nemours & Co.	1,045,962	53,595
Dow Chemical Co.	993,086	49,505
Alcoa Inc.	916,489	27,852
Monsanto Co.	278,398	17,957
International Paper Co.	486,755	17,908
Weyerhaeuser Co.	252,601	17,303
Air Products & Chemicals, Inc.	239,344	15,148
Archer-Daniels-Midland Co.	585,713	14,397
PPG Industries, Inc.	181,011	12,946
Phelps Dodge Corp.	100,630	10,237
Nucor Corp.	167,684	9,652
Georgia Pacific Group	244,813	8,688
Rohm & Haas Co.	154,029	7,393
MeadWestvaco Corp.	213,409	6,791
Bunge Ltd.	116,218	6,262
United States Steel Corp.	119,749	6,089
Lyondell Chemical Co.	214,237	5,982
Vulcan Materials Co.	102,534	5,827
Masco Corp.	162,626	5,638
Eastman Chemical Co.	82,042	4,840
Ashland, Inc.	68,216	4,603
Avery Dennison Corp.	64,358	3,986
* Owens-Illinois, Inc.	157,350	3,956
Engelhard Corp.	128,736	3,866
Temple-Inland Inc.	53,084	3,851
Bemis Co., Inc.	106,649	3,319
Sonoco Products Co.	98,007	2,828
Fluor Corp.	44,052	2,442
Valspar Corp.	51,539	2,399
* The Mosaic Co.	138,743	2,367
Bowater Inc.	58,695	2,211
Smurfit-Stone Container Corp.	133,534	2,066
Lafarge North America Inc.	33,499	1,958
Packaging Corp. of America	67,480	1,639
* International Steel Group, Inc.	21,073	832

		346,333

Producer Durables (3.0%)
Emerson Electric Co.	441,699	28,680
Northrop Grumman Corp.	336,396	18,159
Deere & Co.	260,299	17,474
The Boeing Co.	265,673	15,531
Ingersoll-Rand Co.	181,370	14,446
Pitney Bowes, Inc.	242,883	10,959
* Xerox Corp.	502,003	7,605
Cooper Industries, Inc. Class A	96,770	6,921
D. R. Horton, Inc.	191,778	5,608
Pulte Homes, Inc.	74,231	5,466
Dover Corp.	139,388	5,267
W.W. Grainger, Inc.	80,732	5,027
KB HOME	41,539	4,879
Lennar Corp. Class A	84,671	4,799
Goodrich Corp.	119,146	4,562
* Thermo Electron Corp.	168,287	4,256
Parker Hannifin Corp.	62,968	3,836
Centex Corp.	65,536	3,753
* Agilent Technologies, Inc.	160,667	3,567
* Teradyne, Inc.	204,773	2,990
Hubbell Inc. Class B	54,249	2,772
American Power Conversion Corp.	85,739	2,239
Pall Corp.	65,223	1,769
Tektronix, Inc.	32,880	807

		181,372

Technology (4.9%)
Microsoft Corp.	3,609,310	87,237
Hewlett-Packard Co.	3,021,180	66,285
Motorola, Inc.	1,616,809	24,204
General Dynamics Corp.	179,415	19,206
Raytheon Co.	476,022	18,422
* Computer Sciences Corp.	199,334	9,139
* Sun Microsystems, Inc.	1,772,260	7,160
Computer Associates International, Inc.	246,764	6,687
* Micron Technology, Inc.	580,949	6,007
* Flextronics International Ltd.	383,001	4,611
* Lucent Technologies, Inc.	1,630,731	4,485
National Semiconductor Corp.	188,841	3,892
* Freescale Semiconductor, Inc. Class B	217,405	3,750
* Freescale Semiconductor, Inc. Class A	204,194	3,461
* Tellabs, Inc.	460,958	3,365
* Compuware Corp.	407,400	2,933
* Unisys Corp.	352,430	2,488
Scientific-Atlanta, Inc.	80,533	2,273
* LSI Logic Corp.	405,885	2,269
* Ingram Micro, Inc. Class A	127,408	2,124
* Cadence Design Systems, Inc.	141,668	2,118
Applera Corp.-Applied Biosystems Group	102,701	2,027
* Vishay Intertechnology, Inc.	159,696	1,985
* Fairchild Semiconductor International, Inc.	125,265	1,920
Seagate Technology	94,183	1,841
* BMC Software, Inc.	116,253	1,744
* Storage Technology Corp.	56,132	1,729
* Synopsys, Inc.	79,633	1,441
Intersil Corp.	79,023	1,369
* Sanmina-SCI Corp.	192,020	1,002
* Novell, Inc.	137,334	819
AVX Corp.	63,437	777
* UTStarcom, Inc.	66,357	727

		299,497

Utilities (10.7%)
Verizon Communications Inc.	2,916,013	103,518
SBC Communications Inc.	3,491,402	82,711
BellSouth Corp.	1,929,048	50,715
Exelon Corp.	697,671	32,016
Duke Energy Corp.	987,580	27,662
Dominion Resources, Inc.	359,617	26,766
Southern Co.	777,253	24,740
ALLTEL Corp.	303,837	16,665
Entergy Corp.	235,300	16,626
AT&T Corp.	837,945	15,711
PG&E Corp.	449,507	15,328
FPL Group, Inc.	371,250	14,906
FirstEnergy Corp.	347,241	14,567
American Electric Power Co., Inc.	416,632	14,190
Public Service Enterprise Group, Inc.	250,297	13,614
PPL Corp.	199,271	10,759
Consolidated Edison Inc.	254,864	10,750
Edison International	308,822	10,722
Progress Energy, Inc.	247,104	10,366
Ameren Corp.	204,884	10,041
Constellation Energy Group, Inc.	185,230	9,576
Sempra Energy	221,219	8,813
DTE Energy Co.	183,229	8,333
Kinder Morgan, Inc.	104,345	7,899
Cinergy Corp.	187,627	7,603
Xcel Energy, Inc.	421,925	7,249
KeySpan Corp.	169,269	6,596
NiSource, Inc.	277,880	6,333
MCI Inc.	251,337	6,263
Questar Corp.	88,709	5,256
Citizens Communications Co.	350,647	4,537
CenturyTel, Inc.	134,756	4,425
Wisconsin Energy Corp.	123,264	4,376
SCANA Corp.	112,550	4,302
Pepco Holdings, Inc.	197,985	4,156
Pinnacle West Capital Corp.	96,187	4,089
Energy East Corp.	154,880	4,061
CenterPoint Energy Inc.	289,795	3,486
TECO Energy, Inc.	216,836	3,400
DPL Inc.	132,822	3,321
MDU Resources Group, Inc.	111,748	3,086
NSTAR	56,125	3,048
Northeast Utilities	134,839	2,598
Puget Energy, Inc.	104,963	2,313
* Qwest Communications International Inc.	568,217	2,102
* U.S. Cellular Corp.	16,913	772

		650,366

Other (8.1%)
General Electric Co.	11,133,243	401,465
Honeywell International Inc.	860,361	32,014
3M Co.	272,527	23,353
Johnson Controls, Inc.	200,963	11,206
Eaton Corp.	152,091	9,947
Textron, Inc.	130,379	9,729
SPX Corp.	78,919	3,416
Hillenbrand Industries, Inc.	58,836	3,264

		494,394

TOTAL COMMON STOCKS
(Cost $5,212,970)		6,098,234

TEMPORARY CASH INVESTMENTS (0.5%)

Vanguard Market Liquidity Fund, 2.748%**
(Cost $28,224)	28,224,095	28,224

TOTAL INVESTMENTS (100.5%)
(Cost $5,241,194)		6,126,458

OTHER ASSETS AND LIABILITIES--NET (-0.5%)		(27,957)

NET ASSETS (100%)		$6,098,501

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT--Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $5,241,194,000. Net unrealized appreciation of investment securities for tax purposes was $885,264,000, consisting of unrealized gains of $1,264,625,000 on securities that had risen in value since their purchase and $379,361,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.